Annual Total Returns- Federated Hermes Prime Cash Obligations Fund (Capital Shares) [BarChart] - Capital Shares - Federated Hermes Prime Cash Obligations Fund - CAP	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.05%	0.07%	0.01%	0.01%	0.02%	0.31%	0.98%	1.84%	2.15%	0.47%